Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of Stock Options Activity under Plans

Activity under the 2012 Plan, the 2015 Plan, and the 2018 Third Amended Plan for the nine months ended September 30, 2020, is set forth below (in thousands, except share and per share data):

	Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Balance at December 31, 2019	2,561,866	$9.01
Options granted	1,757,170	10.23
Options exercised	(505,852)	1.14
Options forfeited/cancelled	(281,607)	11.31

Balance at September 30, 2020	3,531,577	$9.01	7.67	$3,965

Vested and expected to vest at September 30, 2020	3,531,577	$9.01	7.64	$3,965

Vested and exercisable at September 30, 2020	1,674,215	$7.98	5.81	$3,744

Activity under the 2012 Plan, the 2015 Plan, and the 2018 Second Amended Plan for the year ended December 31, 2019 is set forth below (in thousands, except share and per share data):

	Stock Options Outstanding	Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance at December 31, 2018	2,537,299	$7.21
Awards authorized	—
Options granted	518,631	14.08
Options exercised	(338,834)	1.62
Options forfeited	(131,765)	15.46
Options expired	(23,465)	12.35

Balance at December 31, 2019	2,561,866	$9.01	5.78	$8,705

Vested and exercisable at December 31, 2019	1,894,193	$6.89	4.69	$8,705

Vested and expected to vest at December 31, 2019	2,475,261	$8.81	5.66	$8,705

Summary of Assumptions used to Determine Fair Value of Stock Options Granted

The following table sets forth the assumptions used to determine the fair value of stock options granted during the nine months ended September 30, 2020:

Nine Months Ended September 30, 2020
Risk-free interest rate	0.4% – 1.7%
Expected volatility	57.0% – 71.0%
Expected dividend yield	—
Expected life (years)	4.0 – 6.3 years

The following table sets forth the assumptions used to determine the fair value of stock options:

Year Ended December 31, 2019
Risk-free interest rate	1.4% - 2.4%
Expected volatility	57.0% - 71.0%
Expected dividend yield	—
Expected term (in years)	6.25 years

Schedule of Stock-based Compensation Expense

The following table presents total stock-based compensation expense included in each functional line item in the accompanying condensed consolidated statements of operations (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Cost of sales	$311	$59	$749	$161
Research and development	815	216	2,327	598
Selling and marketing	444	128	1,329	379
General and administrative	1,804	228	4,050	645

Total stock-based compensation expense	$3,374	$631	$8,455	$1,783

For the years ended December 31, 2018 and 2019, the following table presents total stock-based compensation expense in each functional line item on the consolidated statements of operations (in thousands):

	Year Ended December 31,
	2018	2019
Cost of sales	$731	$207
Research and development	682	851
Selling and marketing	940	501
General and administrative	1,150	816

Total stock-based compensation expense	$3,503	$2,375